Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 393,967	$ 313,471
Intangibles	4,719	6,802
Research and development credits	7,221	5,636
Accruals and other reserves	18,386	16,007
Inventory reserve	10,415	21,239
Stock-based compensation	34,622	16,842
Lease liability	6,546	0
Other	2,427	581
Deferred tax assets before valuation allowance	478,303	380,578
Valuation allowance	(459,885)	(367,930)
Deferred tax assets after valuation allowance	18,418	12,648
Deferred tax liability on fixed assets	(13,107)	(12,648)
Deferred tax liability on ROU Asset	(5,311)	0
Net deferred tax assets	$ 0	$ 0